Explanation of the effects of transition to International Financial Reporting Standards	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Explanation of the effects of transition to International Financial Reporting Standards
43	Explanation of the effects of transition to International Financial Reporting Standards

43.1	Premises

As stated in notes 1 and 3(a), the consolidated financial statements as at December 31, 2018 are the Group’s first consolidated financial statements prepared in accordance with IFRS.

The accounting policies set out in note 4 have been applied in preparing the consolidated financial statements as at December 31, 2018, the comparative information as at December 31, 2017 presented in these consolidated financial statements and the opening IFRS consolidated statement of financial position as at January 1, 2017 (the Group’s date of transition), unless otherwise indicated.

In preparing its opening IFRS consolidated statement of financial position as at January 1, 2017, the Group has adjusted amounts reported previously in its consolidated financial statements prepared in accordance with Italian GAAP (previous GAAP). An explanation of how the transition from previous GAAP to IFRS has affected the Group’s financial position, financial performance and cash flows is set out in the following tables and the notes that accompany the tables.

Further, in order to present the effects of the transition to IFRS and meet the related disclosure requirements of IFRS 1 “First-time Adoption of International Financial Reporting Standards” (IFRS 1), the Group adopted the example provided in IFRS 1.IG.63. Therefore, this note shows the reconciliation between figures previously prepared in accordance with Italian GAAP and figures restated in accordance with IFRS, both at the transition date (January 1, 2017) and as at and for the year ended December 31, 2017, together with illustrative notes explaining the adjustments made. In particular, the following is presented in this note:

•

the reconciliation of the consolidated statements of financial position prepared in accordance with Italian GAAP with the consolidated statements of financial position prepared in accordance with IFRS as at January 1, 2017 and December 31, 2017;

•

the reconciliation of the consolidated statement of profit or loss prepared in accordance with Italian GAAP with the consolidated statement of profit or loss prepared in accordance with IFRS for the year ended December 31, 2017;

•

the reconciliation of the consolidated statement of comprehensive income prepared in accordance with Italian GAAP with the consolidated statement of comprehensive income prepared in accordance with IFRS for the year ended December 31, 2017;

•	the reconciliation of equity as at January 1, 2017 and December 31, 2017, loss and other comprehensive loss for the year ended December 31, 2017 between Italian GAAP and IFRS;

•	the reconciliation of the consolidated statements of changes in equity as at January 1, 2017 and December 31, 2017 between Italian GAAP and IFRS;

•

the reconciliation of the consolidated statement of cash flows prepared in accordance with Italian GAAP with the consolidated statement of cash flows prepared in accordance with IFRS for the year ended December 31, 2017;

•	the accounting policies setting out the IFRS application rules and the selected standards;

•	comments on the above reconciliation schedules.

Such reconciliations have been prepared only for inclusion in the IFRS first consolidated financial statements of the Group as at December 31, 2018 and, therefore, do not present comparative figures.

43.2	Basis of preparation of consolidated financial statements restated in accordance with IFRS

(i) Introduction

The restated consolidated financial statements of the Group, prepared in accordance with IFRS, have been derived from consolidated financial statements prepared in accordance with generally accepted accounting principles in the Republic of Italy (Italian GAAP), by making the appropriate IFRS adjustments and reclassifications to reflect the changes in the presentation, recognition and valuation required by IFRS.

In particular, adjustments have been made to conform with IFRS that are effective as at December 31, 2018 (end of first annual reporting period) and which have been used for the preparation of the opening consolidated statement of financial position as at January 1, 2017 (date of transition) and the consolidated financial statements prepared in accordance with IFRS as at December 31, 2017 (comparative period), unless otherwise indicated.

The effects of the transition to IFRS are the result of changes in accounting principles and, consequently, as required by IFRS 1 are reflected in the opening equity at the date of transition (January 1, 2017). In the transition to IFRS, the estimates previously formulated in accordance with Italian GAAP have been maintained, unless the estimate and related information under previous GAAP are no longer relevant because the Group elected a different accounting policy upon adoption of IFRS.

The Group did not depart from any IFRS in the preparation of these consolidated financial statements.

(ii) First Time Adoption application rules

The Group prepared its consolidated statement of financial position at the date of transition (January 1, 2017), except for the mandatory and optional exemptions provided for by IFRS 1 and detailed below, based on the following (IFRS 1, 10):

•	recognizing all assets and liabilities whose recognition is required by IFRS;

•	derecognizing all assets and liabilities whose recognition is not allowed by IFRS;

•	reclassifying assets, liabilities and components of equity as required by IFRS;

•	applying IFRS in measuring all recognized assets and liabilities.

When restating the opening consolidated statement of financial position as at January 1, 2017 and the consolidated financial statements as at December 31, 2017, the Group made the following elections: (a) assets and liabilities are presented and classified as current and non-current in the consolidated statement of financial position; (b) expense is presented on the basis of its function in the consolidated statement of profit or loss; (c) the consolidated statement of comprehensive income is presented as a separate statement from the consolidated statement of profit or loss; (d) cash flows are presented with the indirect method.

The consolidated statements of financial position as at January 1, 2017 and December 31, 2017 have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value.

(iii) Application of mandatory exceptions

The Group has considered all mandatory exceptions of IFRS 1, as reported below.

(a) Estimates (IFRS 1, 14-17)

Estimates made by the Group in preparing the consolidated statement of financial position as at January 1, 2017 and December 31, 2017 are consistent with estimates made under previous Italian GAAP, unless the estimate and related information under previous GAAP are no longer relevant because the Group elected a different accounting policy upon adoption of IFRS. Therefore, estimates have not been updated for information received at a later date. If changes in estimates are appropriate, then they have been accounted for prospectively.

(b) Classification and measurement of financial instruments (IFRS 1, B8-B8C), derecognition of financial assets and financial liabilities (IFRS 1, B2 and B3), impairment of financial assets (IFRS 1, B8D-B8G)

In order to ease the implementation of IFRS 9 “Financial Instruments” (IFRS 9), effective for annual periods beginning on or after January 1, 2018, IFRS 1 has introduced a short-term exemption for comparative information of entities whose first IFRS reporting period begins before January 1, 2019 (IFRS 1, E1 and E2). In particular, such exemption requires not to restate comparative information in accordance with IFRS 9, therefore applying the requirements of previous applicable GAAP in place of the requirements of IFRS 9 and recognizing any adjustments at the beginning of the first IFRS annual reporting period.

The Group has applied such mandatory exemption and thus has applied IFRS 9 prospectively starting from January 1, 2018. Therefore, the Group’s consolidated statement of financial position as at January 1, 2017 and December 31, 2017 prepared in accordance with IFRS disclose items within the scope of IFRS 9 in accordance with previous Italian GAAP. The effect of the application of IFRS 9 on opening balances as at January 1, 2018 is reflected in “Retained earnings”.

For details on the application of IFRS 9, refer to information disclosed in note 5.

(c) Embedded derivatives (IFRS 1, B9)

The Group assessed whether an embedded derivative is required to be separated from its host contract and accounted for as a derivative on the basis of the conditions that existed at the later of the date when the Group first became a party to the contract and the date of any change in the terms of the contract that significantly modified the cash flows required under the contract. Based on such assessment, the Group concluded that there are no embedded derivatives that are required to be separated from its host contracts as at January 1, 2017 and December 31, 2017.

(d) Government loan (IFRS 1, B10-B12)

As at January 1 2017 and December 31, 2017 the Group does not have any government loans. Therefore, such mandatory exemption is not applicable.

(e) Hedge accounting (IFRS 1, B4-B6)

The Group applied hedge accounting prospectively from the date of transition where the conditions for hedge accounting in IFRS were met.

(f) Non-controlling interests (IFRS 1, B7)

The Group has elected not to restate all the business combinations before January 1, 2017 (date of first time adoption). Therefore, the balance of Non-controlling interests (NCI) under previous GAAP has not been changed other than for adjustments made as part of the transition to IFRS. This means that the following specific requirements of IFRS in relation to NCI are applied prospectively from the date of transition: (a) the attribution of total comprehensive income between NCI and the owners of the Parent; (b) the accounting for changes in ownership interests without the loss of control; (c) and the accounting for the loss of control in a subsidiary.

(g) Assets and liabilities of subsidiaries, associates and joint ventures and assets and liabilities of a Parent (IFRS 1, D16 and D17)

None of the Group’s subsidiaries, associates and joint ventures adopts IFRS in their statutory financial statements. The Parent, Natuzzi S.p.A., has adopted the IFRS in its “separate financial statements” as at January 1, 2017. Therefore, based on these reasons, such mandatory exemption is not applicable to the Group.

(h) Investment entities (IFRS 1, 39AD)

The Group is not an investment entity and, therefore, such mandatory exemption is not applicable.

(iv) Application of optional exemptions

The Group has considered all optional exemptions provided by IFRS 1, as reported below.

(a) Business combinations (IFRS 1, C1-C5)

The Group elected not to apply IFRS 3 retrospectively to business combinations that occurred before the date of transition of January 1, 2017. This led to the termination of amortization of goodwill as from that date. Further, the Group accounted for all business combinations occurring on or after the date of transition in accordance with IFRS 3.

(b) Deemed cost (IFRS 1, D5-D8B)

IFRS 1 permits the carrying amount of an item of property, plant and equipment to be measured at the date of transition based on deemed cost. In its consolidated statement of financial position as at January 1, 2017, the Group only applied the deemed cost for certain buildings that were revalued under Italian GAAP as this revaluation was broadly comparable to their fair value. The carrying amount of such revaluation as at January 1, 2017 and December 31, 2017 is of 312 and 287, respectively.

(c) Revenue (IFRS 1, D34 and D35)

The Group has adopted IFRS 15 “Revenue from Contracts with Customers” (IFRS 15), effective for reporting periods starting from January 1, 2018, using the full retrospective approach, without any of the practical expedients indicated by IFRS 15 C5. Therefore, the cumulative effect of the initial application of this standard is reflected in the consolidated statement of financial position as at January 1, 2017 (the date of transition).

(d) Arrangements containing a lease (IFRS 1, D9-D9A)

The Group has assessed whether an arrangement contains a lease at its inception retrospectively on the basis of all facts and circumstances at that date. Arrangements are reassessed only if certain criteria are met. Any reassessment is based on the facts and circumstances at the date of reassessment. Therefore, the Group concluded that, as at January 1, 2017 and December 31, 2017, all its leases are accounted for in compliance with IAS 17 and are operating in nature.

(e) Cumulative translation differences (IFRS 1, D12 and D13)

The Group applied IAS 21 “The Effects of Changes in Foreign Exchange Rates” (IAS 21) retrospectively to determine the cumulative foreign exchange differences for each foreign operation that is recognised as a separate component of equity at the date of transition.

(f) Other optional exemptions

After considering the other optional exemption reported in IFRS 1 the Group has concluded that such other optional exemptions are not applicable to the consolidated statement of financial position as at January 1, 2017 and December 31, 2017. In particularly, such optional exemptions are as follows:

•	Share-Based Transactions (IFRS 1, D2 and D3);

•	Insurance contracts (IFRS 1, D4);

•	Deemed cost for oil and gas assets (IFRS 1, D5-D8B);

•	Deemed cost for rate regulated operations (IFRS 1, D5-D8B);

•	Compound financial instruments (IFRS 1, D18);

•	Extinguishing financial liabilities with equity instruments (IFRS 1, D19);

•	Decommissioning liabilities included in the cost of property, plant and equipment (IFRS 1, D21);

•	Decommissioning liabilities related to oil and gas assets (IFRS 1, D21);

•	Service concessions arrangements (IFRS 1, D22);

•	Borrowing costs (IFRS 1, D23);

•	Moving from severe hyperinflation (IFRS 1, D26-D30);

•	Joint arrangements (IFRS 1, D31);

•	Stripping costs in the production phase of a surface mine (IFRS 1, D32);

•	Foreign currency transactions and advance consideration (IFRS 1, D36).

43.3

IFRS impact on the Group’s consolidated statements of financial position as at January 1, 2017 and December 31, 2017 and consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year ended December 31, 2017

As a result of the differences between IFRS and Italian GAAP and the decisions made by the Group as part of the accounting options provided for by IFRS described above in note 43.2, the Group has restated the Italian GAAP financial figures, leading to the effects on its equity, loss and comprehensive loss summarized in the tables set out below. The IFRS adjustments are detailed later on in note 43.4.

The consolidated statements of financial position as at January 1, 2017 and December 31, 2017 and consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year ended December 31, 2017 presented below show the following for each caption:

•	the Italian GAAP carrying amount reclassified under IFRS;

•	the IFRS adjustments;

•	the IFRS carrying amount.

(i) Reconciliation of the consolidated statement of financial position prepared in accordance with Italian GAAP with the consolidated statement of financial position prepared in accordance with IFRS as at January 1, 2017

	January 1, 2017 Italian GAAP (*)	IFRS adjustments	January 1, 2017 IFRS	Note
ASSETS
Non-current assets
Property, plant and equipment	115,924	5,781	121,705	43.4	(a)
Intangible assets and goodwill	4,233	(306)	3,927	43.4	(b)
Equity-accounted investees	97	—	97
Other non-current receivables	2,137	—	2,137
Other non-current assets	—	1,323	1,323	43.4	(f)
Deferred tax assets	1,100	46	1,146	43.4	(c)

Total non current assets	123,491	6,844	130,335

Current assets
Inventories	78,384	12,630	91,014	43.4	(d)
Trade receivables	53,087	(12,949)	40,138	43.4	(e)
Other current receivables	18,237	—	18,237
Other current assets	7,573	2,670	10,243	43.4	(f)
Current income tax assets	1,254	—	1,254
Gains on derivative financial instruments	223	—	223
Cash and cash equivalents	64,981	—	64,981

Total current assets	223,739	2,351	226,090

TOTAL ASSETS	347,230	9,195	356,425

EQUITY
Share capital	54,853	—	54,853
Reserves	16,439	7,626	24,065
Retained earnings	77,745	(16,109)	61,636

EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	149,037	(8,483)	140,554

Non-controlling interests	3,445	—	3,445

TOTAL EQUITY	152,482	(8,483)	143,999	43.4	(g)

LIABILITIES
Non-current liabilities
Long-term borrowings	6,329	—	6,329
Employees’ leaving entitlement	17,791	1,635	19,426	43.4	(h)
Non-current contract liabilities	—	1,652	1,652	43.4	(j)
Provisions	13,253	—	13,253
Deferred income for capital grants	7,195	7,565	14,760	43.4	(i)
Deferred tax liabilities	1,763	—	1,763	43.4	(c)

Total non current liabilities	46,331	10,852	57,183

Current liabilities
Bank overdraft and short-term borrowings	18,152	6,275	24,427	43.4	(d)
Current portion of long-term borrowings	11,632	—	11,632
Trade payables	70,457	—	70,457
Other payables	29,407	—	29,407
Current contract liabilities	10,096	551	10,647	43.4	(j)
Provisions	5,687	—	5,687
Liabilities for current income tax	1,693	—	1,693
Losses on derivative financial instruments	1,293	—	1,293

Total current liabilities	148,417	6,826	155,243

TOTAL LIABILITIES	194,748	17,678	212,426

TOTAL EQUITY AND LIABILITIES	347,230	9,195	356,425

(*)	Figures reported reflect some IFRS reclassifications. For details see note 43.4 (k)

(ii) Reconciliation of the consolidated statement of financial position prepared in accordance with Italian GAAP with the consolidated statement of financial position prepared in accordance with IFRS as at December 31, 2017

	December 31, 2017 Italian GAAP (*)	IFRS adjustments	December 31, 2017 IFRS	Note
ASSETS
Non-current assets
Property, plant and equipment	107,917	7,273	115,190	43.4	(a)
Intangible assets and goodwill	5,514	323	5,837	43.4	(b)
Equity-accounted investees	79	—	79
Other non-current receivables	1,402	—	1,402
Other non-current assets	—	2,851	2,851	43.4	(f)
Deferred tax assets	626	—	626	43.4	(c)

Total non current assets	115,538	10,447	125,985

Current assets
Inventories	80,273	10,804	91,077	43.4	(d)
Trade receivables	46,852	(9,303)	37,549	43.4	(e)
Other current receivables	12,910	—	12,910
Other current assets	4,404	2,828	7,232	43.4	(f)
Current income tax assets	2,413	—	2,413
Gains on derivative financial instruments	339	—	339
Cash and cash equivalents	55,035	—	55,035

Total current assets	202,226	4,329	206,555

TOTAL ASSETS	317,764	14,776	332,540

EQUITY
Share capital	54,853	—	54,853
Reserves	5,247	11,151	16,398
Retained earnings	46,346	(15,102)	31,244

EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	106,446	(3,951)	102,495

Non-controlling interests	2,039	—	2,039

TOTAL EQUITY	108,485	(3,951)	104,534	43.4	(g)

LIABILITIES
Non-current liabilities
Long-term borrowings	20,877	—	20,877
Employees’ leaving entitlement	17,210	1,610	18,820	43.4	(h)
Non-current contract liabilities	—	2,560	2,560	43.4	(j)
Provisions	16,715	—	16,715
Deferred income for capital grants	6,809	6,962	13,771	43.4	(i)
Deferred tax liabilities	48	272	320	43.4	(c)

Total non current liabilities	61,659	11,404	73,063

Current liabilities
Bank overdraft and short-term borrowings	19,680	6,287	25,967	43.4	(d)
Current portion of long-term borrowings	4,840	—	4,840
Trade payables	76,035	—	76,035
Other payables	27,587	—	27,587
Current contract liabilities	11,937	1,036	12,973	43.4	(j)
Provisions	5,957	—	5,957
Liabilities for current income tax	1,317	—	1,317
Losses on derivative financial instruments	267	—	267

Total current liabilities	147,620	7,323	154,943

TOTAL LIABILITIES	209,279	18,727	228,006

TOTAL EQUITY AND LIABILITIES	317,764	14,776	332,540

(*)	Figures reported reflect some IFRS reclassifications. For details see note 43.4 (k)

(iii) Reconciliation of the consolidated statement of profit or loss prepared in accordance with Italian GAAP with the consolidated statement of profit or loss prepared in accordance with IFRS for the year ended December 31, 2017

	2017 Italian GAAP (*)	IFRS adjustments	2017 IFRS	Note
Revenue	445,444	3,436	448,880	43.4	(l)
Cost of sales	(318,472)	71	(318,401)	43.4	(m)

Gross Profit	126,972	3,507	130,479

Other income	1,650	—	1,650
Selling expenses	(120,005)	276	(119,729)	43.4	(n)
Administrative expenses	(36,105)	—	(36,105)
Other expenses	(250)	—	(250)

Operating loss	(27,738)	3,783	(23,955)

Finance income	1,252	—	1,252
Finance costs	(6,042)	(247)	(6,289)	43.4	(o)
Net exchange rate gains (losses)	3,252	(2,219)	1,033	43.4	(p)

Net finance costs	(1,538)	(2,466)	(4,004)

Loss before tax	(29,276)	1,317	(27,959)

Income tax expense	(2,576)	(310)	(2,886)	43.4	(q)

Loss for the year	(31,852)	1,007	(30,845)

Loss attributable to:
Owners of the Company	(31,399)	1,007	(30,392)
Non-controlling interests	(453)	—	(453)

Loss per share
Basic loss per share	(0.57)		(0.55)
Diluted loss per share	(0.57)		(0.55)

(*)	Figures reported reflect some IFRS reclassifications. For details see note 43.4 (r)

(iv) Reconciliation of the consolidated statement of comprehensive income prepared in accordance with Italian GAAP with the consolidated statement of comprehensive income prepared in accordance with IFRS for the year ended December 31, 2018

	2017 Italian GAAP	IFRS adjustments	2017 IFRS	Note
Loss for the year	(31,852)	1,007	(30,845)

Other comprehensive income

Items that will not be reclassified to profit or loss
Actuarial losses on employees’ leaving entitlement	—	(108)	(108)	43.4	(s)
Tax impact	—	(8)	(8)

	—	(116)	(116)

Total	—	(116)	(116)

Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	(11,419)	3,641	(7,778)	43.4	(t)
Tax impact	—	—	—

Total	(11,419)	3,641	(7,778)

Other comprehensive loss for the year, net of tax	(11,419)	3,525	(7,894)

Total comprehensive loss for the year	(43,271)	4,532	(38,739)

Total comprehensive loss attributable to:
Owners of the Company	(42,591)		(38,059)
Non-controlling interests	(680)		(680)

(v) Reconciliation of equity as at January 1, 2017 and December 31, 2017, loss and other comprehensive loss for the year ended December 31, 2017 between Italian GAAP and IFRS

	Equity January 1, 2017	Loss 2017	Other comprehensive loss 2017	Equity December 31, 2017	Note
Balance in accordance with Italian Gaap	152,482	(31,852)	—	108,485

Attributable to Owners of the Company	149,037	(31,399)		106,446
Attributable to Non-controlling interests	3,445	(453)		2,039

IFRS Adjustments
Functional currency adjustment	6,180	(2,219)	3,641	7,602	43.4	(a)
Costs not eligible for capitalization included in property, plant and equipment	(399)	70	—	(329)	43.4	(a)
Costs not eligible for capitalization included in intagible assets	(306)	306	—	—	43.4	(b)
Write-off of amortization of goodwill	—	323	—	323	43.4	(b)
Revenue of finished goods derecognised	(4,364)	1,308	—	(3,056)	43.4	(d)
Deferred costs for slotting fees	204	1,195	—	1,399	43.4	(f)
Deferred revenues for Natuzzi Display System	(1,594)	(1,042)	—	(2,636)	43.4	(j)
Deferred costs for Natuzzi Display System	1,229	802	—	2,031	43.4	(f)
Deferred revenues for Service Type Warranty	(609)	(351)	—	(960)	43.4	(j)
Deferred costs for Service Type Warranty	330	189	—	519	43.4	(f)
IAS 19 adjustment - employees’ leaving entitlement	(1,635)	133	(108)	(1,610)	43.4	(h)
Government Grants	(7,565)	603	—	(6,962)	43.4	(i)
Tax effects of IFRS adjustments	46	(310)	(8)	(272)	43.4	(c)

Total IFRS adjustments	(8,483)	1,007	3,525	(3,951)

Balance in accordance with IFRS	143,999	(30,845)	3,525	104,534

Attributable to Owners of the Company	140,554	(30,392)		102,495
Attributable to Non-controlling interests	3,445	(453)		2,039

(vi) Consolidated statement of changes in equity for the year ended December 31, 2017

	Share Capital amount	Translation reserve	IAS 19 reserve	Other reserves	Retained earnings	Equity attributable to owners of the Company	Equity attributable to owner Non- controlling interests	Total equity
Balance as at January 1, 2017 as per Italian Gaap	54,853	4,980	—	11,459	77,745	149,037	3,445	152,482

IFRS adjustments for First Time Adoption	—	7,626	—	—	(16,109)	(8,483)	—	(8,483)

Balance as at January 1, 2017 as per IFRS	54,853	12,606	—	11,459	61,636	140,554	3,445	143,999

Dividends Distribution	—	—	—	—	—	—	(726)	(726)
Loss for the period	—	—	—	—	(30,392)	(30,392)	(453)	(30,845)
Other comprehensive loss for the period	—	(7,551)	(116)	—	—	(7,667)	(227)	(7,894)

Balance as at December 31, 2017 as per IFRS	54,853	5,055	(116)	11,459	31,244	102,495	2,039	104,534

(vii) Reconciliation of the consolidated statement of cash flows prepared in accordance with Italian GAAP with the consolidated statement of cash flows prepared in accordance with IFRS for the year ended December 31, 2017

	2017 Italian GAAP	IFRS adjustments	2017 IFRS	Note
Cash flows from operating activities:
Loss for the period	(31,852)	1,007	(30,845)

Adjustments for:
Depreciation	12,823	(1,962)	10,861	43.4	(u)
Amortization	—	1,569	1,569	43.4	(u)
Interest expenses	—	4,639	4,639	43.4	(u)
Share of profit (loss) of equity-accounted investees, net of tax	—	(18)	(18)
(Gain) loss on sale of property, plant and equipment	73	—	73
Deferred income taxes	(1,241)	1,241	—	43.4	(u)
Unrealized foreign exchange gains (losses)	(1,141)	—	(1,141)	43.4	(u)
Deferred income for capital grants	(386)	(603)	(989)	43.4	(u)
Tax expense	—	2,886	2,886	43.4	(u)

Total adjustment	10,128	7,752	17,880

Changes in:
Inventories	(3,213)	1,826	(1,387)	43.4	(u)
Trade and other receivables	10,386	(4,663)	5,723	43.4	(u)
Other assets	407	1,077	1,484	43.4	(u)
Trade and other payables	10,643	1,211	11,854
Contract liabilities	—	3,235	3,235	43.4	(u)
Provisions	—	3,732	3,732	43.4	(u)
Liabilities for current income taxes	(377)	377	—
Salaries, wages and related liabilities	4,578	(4,578)	—	43.4	(u)
Other liabilities net	3,264	(3,264)	—	43.4	(u)
One-time termination benefit payments	(8,272)	—	(8,272)
Employees’ leaving entitlement	(581)	(25)	(606)

Total changes	16,835	(1,072)	15,763

Cash provided by (used in) operating activities	(4,889)	7,687	2,798

Interest paid	—	(2,821)	(2,821)	43.4	(u)
Income taxes paid	—	(4,878)	(4,878)	43.4	(u)

Net cash used in operating activities	(4,889)	(12)	(4,901)

Cash flows from investing activities:
Property, plant and equipment:
Additions	(6,708)	—	(6,708)
Disposals	760	—	760
Intangible assets	(845)	—	(845)
Purchase of business, net of cash acquired	(3,558)	—	(3,558)
Dividends distribution to Non-controlling interests	(1,349)	1,349	—	43.4	(u)

Net cash used in investing activities	(11,700)	1,349	(10,351)

Cash flows from financing activities:
Long-term borrowings:
Proceeds	12,500	—	12,500
Repayments	(4,744)	—	(4,744)
Short-term borrowings	1,528	4,428	5,956	43.4	(u)
Dividends distribution to Non-controlling interests	—	(1,349)	(1,349)	43.4	(u)

Net cash provided by financing activities	9,284	3,079	12,363

Increase (decrease) in cash and cash equivalents	(7,305)	4,416	(2,889)

Cash and cash equivalents as at January 1, 2017 (*)	64,981	(4,416)	60,565	43.4	(u)
Effect of movements in excahnge rates on cash held	(2,641)	—	(2,641)

Cash and cash equivalents as at December 31 (*)	55,035	—	55,035

(*)

As at January 1, 2017 and December 31, 2017, cash and cash equivalents includes bank overdrafts of 4,416 and nil, respectively, that are repayble on demand and from an integral part of the Group’s cash management.

43.4	Illustrative notes to the reconciliation schedules

Comments on the IFRS adjustments are provided in the following notes, together with the reference to the adjustments to equity, loss and other comprehensive loss included in the reconciliation schedules presented above in note 43.3.

The Group has also reclassified certain captions of its consolidated statements of financial position as at January 1, 2017 and December 31, 2017 and of its consolidated statement of profit or loss for the year ended December 31, 2017. For details on these reclassifications see notes (k) and (r) below.

(i) Consolidated statements of financial position as at January 1, 2017 and December 31, 2017

(a) Property, plant and equipment

The following tables show the impacts of the IFRS adjustments for property, plant and equipment:

	01/01/2017	31/12/17
Balance as per Italian GAAP	115,924	107,917
Deemed cost for certain buildings	—	—
Functional currency adjustment	6,180	7,602
Costs not eligible for capitalization	(399)	(329)

Balance as per IFRS	121,705	115,190

(i) Deemed cost

Under Italian GAAP, property, plant and equipment is stated at historical cost, net of accumulated depreciation and impairment losses, except for certain buildings which were revalued in 1983, 1991 and 2000 in accordance with Italian revaluation laws. Maintenance and repairs are expensed; significant improvements are capitalized and depreciated over the useful life of the related assets. The cost or valuation of property, plant and equipment is depreciated using the straight-line method over the estimated useful lives of the assets. The related depreciation expense is allocated to cost of sales, selling expenses and administrative expenses based on the usage of the assets. Depreciation is also calculated for assets not in use.

As reported in note 43.2 (iv(b)), while transitioning to IFRS in its consolidated statements of financial position as at January 1, 2017 and December 31, 2017 the Group applied the deemed cost for certain buildings that were revalued under Italian GAAP as this revaluation was broadly comparable to their fair value. As at January, 1 2017 and December 31, 2017 the amount of property, plant and equipment includes such revaluation amounting to 312 and 287, respectively.

(ii) Functional currency adjustment

Under Italian GAAP, the financial statements of foreign subsidiaries expressed in a foreign currency are translated directly into Euro as follows: (i) year-end exchange rate for assets, liabilities, share capital, reserves and retained earnings and (ii) average exchange rates during the year for revenues and expenses. The resulting exchange rate differences are recorded as a direct adjustment to equity.

IAS 21 requires each individual entity to determine its functional currency and measure its results and financial position in that currency. In consolidated accounts, the functional currency is determined at the level of each entity within a group.

IAS 21 provides guidance on how to determine an entity’s functional currency, because judgement might be required. An entity’s functional currency is the currency of the primary economic environment in which the entity operates. The primary economic environment is normally the economic environment in which the entity primarily generates and expends cash.

IAS 21 requires entities to consider primary and secondary indicators to determine functional currency. Primary indicators are closely linked to the primary economic environment in which the entity operates and are given more weight. Secondary indicators provide supporting evidence to determine an entity’s functional currency.

IAS 21 states that when the primary indicators are mixed and the functional currency is not obvious, management uses its judgement to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions. As part of this approach, management gives priority to the primary indicators in paragraph 9 of IAS 21 before considering the additional indicators in paragraphs 10 and 11 of IAS 21, which are designed to provide additional supporting evidence to determine an entity’s functional currency.

The primary indicators reported in paragraph 9 of IAS 21 are as follows: (a) the currency that mainly influences sales prices for goods and services (this will often be the currency in which sales prices for its goods and services are denominated and settled); (b) the currency of the country whose competitive forces and regulations mainly determine the sales prices of its goods and services; (c) the currency that mainly influences labor, material and other costs of providing goods or services (this will often be the currency in which such costs are denominated and settled).

The additional indicators reported in paragraph 10 and 11 of IAS 21 are: (a) the currency in which funds from financing activities are generated; (b) the currency in which receipts from operating activities are usually retained; (c) whether the activities of the foreign operation are carried out as an extension of the reporting entity, rather than being carried out with a significant degree of autonomy; (d) whether transactions with the reporting entity are a high or a low proportion of the foreign operation’s activities; (e) whether cash flows from the activities of the foreign operation directly affect the cash flows of the reporting entity and are readily available for remittance to it; (f) whether cash flows from the activities of the foreign operation are sufficient to service existing and normally expected debt obligations without funds being made available by the reporting entity.

Considering that the Group’s presentation currency is Euro, the Company performed an assessment to determine the functional currency of each foreign subsidiary. Following such assessment, the Company concluded that: (a) the foreign subsidiaries Italsofa Romania and Natuzzi China, engaged in the manufacturing the Group’s products, have the same functional currency of the Parent, namely the Euro, since there is a strong evidence obtained from the results of the analysis of the primary and additional indicators that the functional currency is the Euro; (b) the other foreign subsidiaries of the Group have as their functional currency the local currency based only on the strong evidence obtained from the results of the analysis of the primary indicators.

Therefore, for Italsofa Romania and Natuzzi China, all monetary assets and liabilities are remeasured, at the end of each reporting period, using the Euro and the resulting gain or loss is recognised in profit or loss. For all non-monetary assets and liabilities, share capital, reserves and retained earnings, historical exchange rates are used. The average exchange rates during the year are used to translate non-Euro denominated revenues and expenses, except for those non-Euro denominated revenues and expenses related to assets and liabilities which are translated at historical exchange rates. The resulting exchange differences on translation are recognised in profit or loss.

For the other entities the financial statements are translated as follows: (a) assets and liabilities of statement of financial position are translated at the closing rate at the date of that statement of financial position; (b) revenues and expenses of statement of profit or loss and statement of comprehensive income are translated at average exchange rates of the year (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenues and expenses are translated at the dates of the transactions); (c) and all resulting exchange differences are recognised in other comprehensive income.

Based on the above discussion, as at January 1, 2017 and December 31, 2017, the IFRS difference arises due to the requirement to use the local currency as the functional currency under Italian GAAP as compared to IFRS, which requires that the functional currency be determined based on certain indicators which may or may not result in the local currency being determined to be the functional currency. As already mentioned, the Euro is the functional currency of Italsofa Romania and Natuzzi China, while that of the Group’s other foreign subsidiaries is the local currency. Consequently, the Company recorded for IFRS: (a) as at January, 1 2007 and December 31, 2017 an increase in property, plant and equipment and equity of 6,180 and 7,602, respectively; (b) an exchange rate loss of 2,219 in profit or loss for the year ended December 31, 2017; (c) an exchange rate gain of 3,641 in other comprehensive income for the year ended December 31, 2017.

(iii) Costs not eligible for capitalization

Under Italian GAAP, in certain circumstances start-up costs and advertising costs are recorded with the consent of the board of statutory auditors, and are stated at cost, net of accumulated amortization calculated on the straight-line method over a period of five years. Under IFRS, costs for starting new operations or launching new products or processes are not eligible for capitalization.

Therefore, the Group has written off the carrying amount of the advisory costs connected to the launch of the new “Re-vive” armchair and included under property, plant and equipment.

Consequently, this difference between Italian GAAP and IFRS has determined: (a) a decrease in property, plant and equipment and equity as at January 1, 2017 and December 31, 2017 of 399 and 329, respectively; (b) a decrease of 70 for amortization included in selling expenses for the year ended December 31, 2017; (c) a decrease of 70 in the loss for the year ended December 31, 2017.

(b) Intangible assets and goodwill

The following tables show the effects of the IFRS adjustments for intangible assets and goodwill:

	Intangible assets	Goodwill	Total

Balance as at January 1, 2017 as per Italian GAAP	2,312	1,921	4,233
Write-off of depreciation of goodwill	—	—	—
Costs not eligible for capitalization	(306)	—	(306)

Balance as at January 1, 2017 as per IFRS	2,006	1,921	3,927

Balance as at December 31, 2017 as per Italian GAAP	1,991	3,523	5,514
Write-off of depreciation of goodwill	—	323	323
Costs not eligible for capitalization	—	—	—

Balance as at December 31, 2017 as per IFRS	1,991	3,846	5,837

(i) Costs not eligible for capitalization

Under Italian GAAP, in certain circumstances start-up costs and advertising costs are recorded with the consent of the board of statutory auditors, and are stated at cost, net of accumulated amortization calculated on the straight-line method over a period of five years. Under IFRS, costs for starting new operations or launching new products or processes are not eligible for capitalization.

Therefore, the Group has written off the carrying amount of the advertising costs connected to the launch of the new “Re-vive” armchair and included under intangible assets. Consequently, the above difference between Italian GAAP and IFRS has determined: (a) a decrease in intangible assets and equity of 306 and nil, respectively as at January 1, 2017 and December 31, 2017; (b) a decrease of 306 in the amortization included in selling expenses for the year ended December 31, 2017, as the carrying amount of such advertising costs were fully amortized in 2017 under Italian GAAP; (c) a decrease of 306 in the loss for the year ended December 31, 2017.

(ii) Write-off of amortization of goodwill

Under Italian GAAP, goodwill arising from business combinations is amortized on a straight-line basis over a period of ten years. Under IFRS, goodwill is not amortized but tested for impairment at least annually. An impairment loss is recorded when the value in use of goodwill is lower than its carrying amount. The value in use is calculated by applying the discounted cash flow (DCF) method, determining therefore the expected cash flows of the cash-generating unit to which goodwill pertains.

The goodwill recorded by the Group is related to acquisition of business finalized in 2016 and 2017.

As reported in note 43.2 (iv(a)), while transitioning to IFRS, the Group has elected to apply IFRS 3 prospectively, without restating business combinations occurred before the date of transition to IFRS.

Consequently, the above difference between Italian GAAP and IFRS as at December 31, 2017 has determined: (a) an increase of 323 in goodwill and equity as at December 31, 2017; (b) a decrease of 323 in the amortization included in selling expenses for the year ended December 31, 2017; (c) a decrease of 323 in the loss for the year ended December 31, 2017.

(c) Deferred tax assets and liabilities

The following tables show the impacts of the IFRS adjustments for deferred assets and liabilities.

January 1, 2017	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Deferred tax assets	2,098	459	2,557
Deferred tax liabilities compensated	(998)	(413)	(1,411)

Net deferred tax assets	1,100	46	1,146

Deferred tax liabilities	(1,763)	—	(1,763)

December 31, 2017	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Deferred tax assets	1,897	759	2,656
Deferred tax liabilities compensated	(1,271)	(759)	(2,030)

Net deferred tax assets	626	—	626

Deferred tax liabilities	(48)	(272)	(320)

Income tax rate applied are disclosed in note 36.

The IFRS adjustments that give rise to deferred tax assets and deferred tax liabilities as at January 1, 2017 and December 31, 2017 are presented below.

Deferred tax assets	01/01/17	31/12/17
Deferred revenues and costs for Natuzzi Display System	459	759

Net deferred tax assets (a)	459	759

Deferred tax liabilities

Write-off of amortization of goodwill	—	(33)
Deferred revenues and costs for Natuzzi Display System	(354)	(585)
Deferred costs for slotting fees	(59)	(404)
IAS 19 adjustment—employees’ leaving entitlement	—	(9)

Total deferred tax liabilities (b)	(413)	(1,031)

Net deferred tax assets (liabilities) (a+b)	46	(272)

In assessing the realisability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised.

Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at January 1, 2017 and December 31, 2017 management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. The management after a reasonable analysis as at January 1, 2017 and December 31, 2017 has not identified any relevant tax planning strategies prudent and feasible available to increase the carrying value of the deferred tax assets recognised. Therefore, at January 1, 2017 and December 31, 2017 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.

Based upon this analysis, management believes it is probable that Natuzzi Group will realise the benefits of these deductible differences and net operating losses carry-forwards, as at January 1, 2017 and December 31, 2017.

Deferred tax assets on IFRS adjustments have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	01/01/17	31/12/17
Revenue of finished goods derecognised	1,258	881
Government Grants	476	403
IAS 19 adjustment - employees’ leaving entitlement	392	357
Costs not eligible for capitalization included in property, plant and equipment	115	95
Costs not eligible for capitalization included in intangible assets	88	—
Deferred revenues and costs for Service Type Warranty	81	129

Total unrecognised deferred tax assets	2,410	1,865

(d) Inventories

The following tables show the impacts of the IFRS adjustments for inventories:

	01/01/2017	31/12/17
Balance as per Italian GAAP	78,384	80,273
Revenue of finished goods derecognised	12,630	10,804

Balance as per IFRS	91,014	91,077

Under Italian GAAP, the Group recognizes revenues and accrued costs associated with the sales revenue, at the time finished goods are shipped from its manufacturing facilities located in Italy and abroad. Most of the finished goods are shipped from factories directly to customers under terms that transfer the risks and ownership to the customer when the customer takes possession of the goods. These terms are “delivered duty paid”, “delivered at place” and “delivered at terminal”. Delivery to the customer generally occurs within one to six weeks from the time of shipment.

Under IFRS, an entity shall recognize revenue when (or as) the entity satisfies a performance obligation by transferring a promised good or service to a customer. An asset is transferred when (or as) the customer obtains control of that asset. Indicators of the transfer of control include: (a) the existence of a present right to payment for the asset in favor of the entity; (b) the customer’s legal title to the asset; (c) the transfer of the physical possession of the asset to customer; (d) the customer bearing the significant risks and rewards of ownership of the asset; (e) the customer’s acceptance of the asset.

The Group’s overall assessment on the application of IFRS 15 for the accounting of revenue from contracts with customers has resulted in considering performance obligations related to finished goods (furniture, home furnishing accessories, polyurethane foam and leather by products) satisfied at the time delivery to the customer occurs (see note 4(t)).

Consequently, the above difference between Italian GAAP and IFRS as at January 1, 2017 and December 31, 2017 has determined the following impacts:

•

Consolidated statement of financial position as at January 1, 2017: (a) increase in inventories of 12,630 and decrease in trade receivables of 19,224 following the derecognition of revenues for finished goods that had not been delivered as at January 1, 2017; (b) increase in other assets of 2,230 following the derecognition of shipping and handling costs and commission expenses for finished goods that had not been delivered as at January 1, 2017; (c) decrease in equity of 4,364.

•

Consolidated statement of financial position as at December 31, 2017: (a) increase in inventories of 10,804 and decrease in trade receivables of 15,590 following the derecognition of revenues for finished goods that had not been delivered as at December 31, 2017; (b) increase in other assets of 1,730 following the derecognition of shipping and handling costs and commission expenses for finished goods that had not been delivered as at December 31, 2017; (c) decrease in equity of 3,056.

•

Consolidated statement of profit and loss for the year ended December 31, 2017: (a) increase in revenues of 3,634 following the derecognition of sales of finished goods that had not been delivered as at January 1, 2017 and as at December 31, 2017; (b) increase in cost of sales of 1,826 following the recognition of inventories in the opening and closing balances; (c) increase in selling expenses of 500 following the derecognition of shipping and handling costs and commission expenses for finished goods that had not been delivered as at January 1, 2017 and as at December 31, 2017; (d) decrease of 1,308 in the loss for the year ended December 31, 2017.

(e) Trade receivables

The following tables show the impacts of the IFRS adjustments for trade receivables:

	01/01/2017	31/12/17
Balance as per Italian GAAP	53,087	46,852
Recognition of trade receivables	6,275	6,287
Revenue of finished goods derecognised	(19,224)	(15,590)

Balance as per IFRS	40,138	37,549

(i) Recognition of trade receivables

Under Italian GAAP the Company derecognised some trade receivables, connected to the non-recourse securitization agreement signed in July 2015, under which it retains substantially all the risks and rewards of ownership.

Under IFRS, an entity derecognises trade receivables when the contractual rights to the cash flows from such financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of such financial asset are transferred or in which the entity neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of such financial asset.

Therefore, under IFRS the Group recognized in the consolidated statement of financial position all trade receivables for which it retains substantially all the risks and rewards of ownership. Consequently, such IFRS adjustment as at January 1, 2017 and December 31, 2017 resulted in an increase in trade receivables and short-term borrowings of 6,275 and 6,287, respectively.

(ii) Revenue of finished goods derecognised

For details on such IFRS adjustments, refer to the comments reported in the note (d) “Inventories”.

(f) Other assets (current and non-current)

	01/01/2017	31/12/17
Balance as per Italian GAAP	7,573	4,404
Delivery costs and commission expenses for sales derecognized	2,230	1,730
Deferred costs for Natuzzi Display System	1,229	2,031
Deferred costs for Service Type Warranty	330	519
Deferred costs for slotting fees	204	1,399

Balance as per IFRS	11,566	10,083
Less non-current portion as per IFRS	(1,323)	(2,851)

Current portion as per IFRS	10,243	7,232

Reference should be made to note (d) “Inventories” for details about the adjustments to delivery costs and commission expenses related to derecognised sales. For details of the adjustments to deferred costs for the Natuzzi Display System and the Service Type Warranty, reference should be made to note (j) “Contract liabilities”. For details of the adjustment to deferred costs for slotting fees, please refer to the following comment.

The Group recognises to retailers slotting fees as contributions to prepare the retailer’s system to accept and sell the Group’s products. Under Italian GAAP, slotting fees are expensed as incurred and are included in selling expenses. Under IFRS, slotting fees are recognised over time based on the length of the contract signed with the retailers and are treated as a reduction of revenue. Deferred costs for slotting fees are included under other assets.

Consequently, the effects arising from such variance between Italian GAAP and IFRS are summarized as follows: (a) as at January 1, 2017 and December 31, 2017 increase in other assets and equity for deferral of slotting fees of 204 and 1,399, respectively; (b) for the year ended December 31, 2017 increase in revenue of 1,195 and decrease of the same amount in the loss for the year.

(g) Equity

The details of IFRS adjustments on the Group’s equity are disclosed in notes from (a) to (j) and are summarized in the schedule reported in 43.3 (v) that shows a reconciliation of equity as at January 1, 2017 and December 31, 2017, the loss and other comprehensive loss for the year ended December 31, 2017 under Italian GAAP and IFRS. Further, the schedule reported in 43.3 (vi) sets out the consolidated statement of changes in equity for the year ended December 31, 2017 restated under IFRS.

(h) Employee’s leaving entitlement

The following tables show the effects of the IFRS adjustments for the employee’s leaving entitlement:

	01/01/2017	31/12/17
Balance as per Italian GAAP	17,791	17,210
IAS 19 adjustment - employees’ leaving entitlement	1,635	1,610

Balance as per IFRS	19,426	18,820

Leaving entitlements represent amounts accrued for each Italian employee that are due and payable upon termination of employment, assuming immediate separation, determined in accordance with applicable Italian labor laws.

Under Italian GAAP, the Group accrues the full amount of the employees’ vested benefit obligation as determined by such laws for leaving entitlements.

Under IFRS, such benefits on the termination of the employment fall under the definition of defined benefit plans whose existence and amount is certain but whose date is not. The liability is calculated as the present value of the obligation at the reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. The amount of the obligation is calculated annually based on the “projected unit credit” method. Actuarial gains or losses are recorded in full during the relevant period without applying the “corridor method”. Actuarial gains or losses are stated under “Other comprehensive income” in accordance with IAS 19.

Consequently, the above difference between Italian GAAP and IFRS has resulted in: (a) an increase in employee’s leaving entitlement and a decrease in equity of 1,635 and 1,610, respectively, as at January 1, 2017 and December 31, 2017; (b) a decrease in cost of sales and selling expenses of 303 and 77, respectively, for the year ended December 31, 2017; (c) an increase of finance costs of 247 for the year ended December 31, 2017; (d) a decrease of 133 in the loss for the year ended December 31, 2017; (e) an increase of 108 in comprehensive loss for the year ended December 31, 2017.

(i) Deferred income for capital grants

The following tables show the effects of the IFRS adjustments for deferred income for capital grants:

	01/01/2017	31/12/17
Balance as per Italian GAAP	7,195	6,809
Government Grants	7,565	6,962

Balance as per IFRS	14,760	13,771

Under Italian GAAP, up to December 31, 2000 government grants related to capital expenditures were recorded, net of tax, under equity reserves. Subsequent to that date such grants have been recorded as deferred income and recognised in the consolidated statement of profit or loss as revenue on a systematic basis over the useful life of the asset.

Under IFRS, such grants, when received, are classified as deferred credit and amortized over the estimated remaining useful lives of the property, plant and equipment to which the grants relates. The amortization is treated as a reduction of depreciation.

Therefore, under IFRS, the Group has recognised as deferred income all the capital grants recorded under equity reserves up to December 31, 2000. Consequently, such IFRS adjustment has determined: (a) an increase in deferred income for capital grants and a decrease in equity of 7,565 and 6,962, respectively, as at January 1, 2017 and December 31, 2017; (b) a decrease of 603 in the amortization charge in cost of sales for the year ended December 31, 2017; (c) a decrease of 603 in the loss for the year ended December 31, 2017.

(j) Contract liabilities (current and non-current)

The following tables show the effects of the IFRS adjustments for contract liabilities:

	01/01/2017	31/12/17
Balance as per Italian GAAP	10,096	11,937
Deferred revenue for Natuzzi Display System	1,594	2,636
Deferred revenue for Service Type Warranty	609	960

Balance as per IFRS	12,299	15,533
Less non-current portion as per IFRS	(1,652)	(2,560)

Current portion as per IFRS	10,647	12,973

Under Italian GAAP, as mentioned earlier, the Group recognizes revenues and accrued costs associated with the sales revenue at the time finished goods are shipped from its manufacturing facilities located in Italy and abroad. This accounting policy also applies for the revenue deriving from the sale of the Natuzzi Display System (NDS) to retailers and for the sale of a service type warranty to the end customers.

Revenue from the sale of NDS to retailers, used to set up their stores, is fully recognised at the time such products are shipped, disregarding the length of the contracts with retailers (usually five years). At the same time, costs incurred by the Group to purchase such store fittings are expensed as occurred.

The insurance is provided by a third party and, therefore, the Group recognizes both costs for the service rendered by the third party and revenue deriving from the sale of the service type warranty to customers. In both instances, costs and revenue are fully recognised as they occur (i.e. costs are recognized as the third party performs the services and revenue when the products are shipped), regardless of the contractual length of the insurance period, which is five years.

Under IFRS 15, the entity shall identify all distinct performance obligations included in contracts with customers and shall determine whether such performance obligations are satisfied over time or at a point in time.

Based on the IFRS 15 assessment, the Group has concluded that the revenue from the sale of NDS and the service type warranty is a distinct performance obligation to be recognised over time. The same considerations apply for costs incurred by the Group for NDS and service type warranties.

Under IFRS 15, revenue from the sale of the NDS is recognised over time based on the length of the distribution contract signed with the retailer. Revenue from such sale is recognised based on the price specified in the contract. The deferred revenue is included under contract liabilities.

Under IFRS 15, the Group allocates a portion of the consideration received to the service type warranty. This allocation is based on the relative stand-alone selling price. The amount allocated to the service type warranty is deferred and is recognised as revenue over time based on the validity period of such warranty. The deferred revenue is included under contract liabilities.

Consequently, the above differences between Italian GAAP and IFRS as at January, 1 2017 and December 31, 2017 has determined the following effects:

•

Consolidated statement of financial position as at January 1, 2017: (a) increase in contract liabilities of 2,203 for the deferral of revenues for NDS products, amounting to 1,594, and for service type warranties, amounting to 609; (b) increase in other assets of 1,559 for the deferral of costs related to NDS products, amounting to 1,229, and to service type warranties, amounting to 330; (c) decrease in equity of 644.

•

Consolidated statement of financial position as at December 31, 2017: (a) increase in contract liabilities of 3,596 for the deferral of revenues related to NDS products, amounting to 2,636, and to service type warranties, amounting to 960; (b) increase in other assets of 2,550 for the deferral of costs related to NDS products, amounting to 2,031, and to service type warranties, amounting to 519; (c) decrease in equity of 1,046.

•

Consolidated statement of profit and loss for the year ended December 31, 2017: (a) decrease in revenues of 1,042 for NDS and of 351 for service type warranties; (b) decrease in cost of sales of 802 for NDS and of 189 for service type warranties; (c) increase in the loss of the year of 402.

(k) Reclassifications

Under IFRS the Group has also reclassified certain captions and accounts of its consolidated statements of financial position as at January 1, 2017 and December 31, 2017. Such reclassifications are detailed as follows:

•

as at January 1, 2017 and December 31, 2017, goodwill amounting to 1,921 and 3,523, respectively, included as non-current assets under Italian GAAP has been reclassified to “Intangible assets and goodwill” under IFRS;

•

as at January 1, 2017 and December 31, 2017, “Deferred tax assets” amounting to 1,100 and 626, respectively, reported as current assets under Italian GAAP have been reclassified to non-current assets under IFRS;

•

as at January 1 2017 and December 31, 2017, “Deferred tax liabilities” amounting to 1,763 and 48, respectively, reported as current liabilities under Italian GAAP have been reclassified to non-current liabilities under IFRS;

•

as at January 1, 2017 and December 31, 2017, receivables from tax authorities amounting to 1,254 and 2,413, respectively, included in “Other receivables ” and reported as current assets under Italian GAAP have been reclassified to “Current income tax assets” under IFRS;

•

as at January 1, 2017 and December 31, 2017, the entire caption “prepaid expenses and accrued income” amounting to 1,441 and 1,035, respectively, reported as current assets under Italian GAAP have been reclassified to “Other current assets” of current assets under IFRS;

•

as at January 1, 2017 and December 31, 2017, advances to suppliers amounting to 6,132 and 3,369, respectively, included in “Other receivables” and reported as current assets under Italian GAAP have been reclassified to “Other current assets” of current assets under IFRS;

•

as at January 1, 2017 and December 31, 2017, provisions amounting to 13,253 and 16,715, respectively, included in “Other liabilities” of non-current liabilities under Italian GAAP have been reclassified to “Provisions” of non-current liabilities under IFRS;

•

as at January 1, 2017 and December 31, 2017, the entire caption “salaries, wages and related liabilities” amounting to 19,420 and 15,726, respectively, reported as current liabilities under Italian GAAP has been reclassified to “Other payables” of current liabilities under IFRS;

•

as at January 1, 2017 and December 31, 2017, advances received from customers amounting to 10,096 and 11,938, respectively, included in “Accounts payable-other” reported as current liabilities under Italian GAAP have been reclassified to “Contract liabilities” of current liabilities under IFRS;

•

as at January 1, 2017 and December 31, 2017, provision for assurance type warranty amounting to 5,687 and 5,957, respectively, included in “Accounts payable-other” of current liabilities under Italian GAAP has been reclassified to “Provisions” of current liabilities under IFRS;

•

as at January 1, 2017 and December 31, 2017, translation adjustment reserve amounting to a credit of 4,980 and a debit of 6,212, respectively, included in retained earnings under Italian GAAP have been reclassified to translation reserve under IFRS.

(ii) Consolidated statement of profit or loss for the year ended December 31, 2017

(l) Revenue

The effects of the IFRS adjustments on revenue are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	445,444
Effects of revenue of finished goods derecognised	3,634
Effects of deferred costs for slotting fees	1,195
Effects of deferred revenue for Natuzzi Display System	(1,042)
Effects of deferred revenue for Service Type Warranty	(351)

Balance for the year ended December 31, 2017 as per IFRS	448,880

Revenue shows a positive adjustment of 3,436 arising from:

•

increase of 3,634 due to the effects of derecognition of sales for which delivery of finished goods has not yet occurred as at January 1, 2017 and December 31, 2017 (refer to comments reported in note (d) “Inventories”);

•	increase of 1,195 for the deferred slotting fees (refer to comments reported in note (f) “Other assets”);

•	decrease of 1,042 due to the effects of the deferral of revenue for NDS products (refer to comments reported in note (j) “Contract liabilities”);

•	decrease of 351 due to the effects of the deferral of revenue for the service type warranties (refer to comments reported in note (j) “Contract liabilities”).

(m) Cost of sales

The effects of the IFRS adjustments on cost of sales are illustrated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	(318,472)
Effects on inventories for revenue derecognised	(1,826)
Effects of deferred costs for Natuzzi Display System	802
Effects of deferred costs for Service Type Warranty	189
Amortization charge of capital grants	603
IAS 19 adjustment - employees’ leaving entitlement	303

Balance for the year ended December 31, 2017 as per IFRS	(318,401)

As reported above, the cost of sales shows a negative adjustment of 71 due to:

•

increase of 1,826 due to the effects on the opening and closing balances of inventories related to the derecognition of sales for which delivery of finished goods has not yet occurred as at January 1, 2017 and December 31, 2017 (refer to comments reported in note (d) “Inventories”);

•	decrease of 802 due to the effects of deferred costs related to NDS store fitting products (refer to comments reported note (j) “Contract liabilities”);

•	decrease of 189 due to the effects of deferred costs related to service type warranties (refer to comments reported in note (j) “Contract liabilities”);

•	decrease of 603 due to the amortization charge of the deferred income for capital grants (refer to comments reported in note (i) “Deferred income for capital grants”;

•	decrease of 303 due to the employee’s leaving entitlement (refer to comments reported in note (h) “Employee’s leaving entitlement”).

(n) Selling expenses

The effects of the IFRS adjustments on the selling expenses are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	(120,005)
Derecognition of shipping and handling costs	(500)
Elimination of amortization of goodwill	323
Elimination of amortization of advertising costs	306
Elimination of amortization of advisory costs	70
IAS 19 adjustment - employees’ leaving entitlement	77

Balance for the year ended December 31, 2017 as per IFRS	(119,729)

As shown above, selling and distribution expenses show a positive adjustment of 276 due to:

•

increase of 500 due to the effects of the derecognition of shipping and handling costs for undelivered finished goods as at January 1, 2017 and December 31, 2017 (refer to comments reported in note (d) “Inventories”);

•	decrease of 323 due to the elimination of amortization of goodwill recorded for Italian GAAP (refer to comments reported in note (b) “Intangible assets and goodwill);

•

decrease of 306 due to the elimination of amortization of advertising costs that are not eligible for capitalization under IFRS (refer to comments reported in note (b) “Intangible assets and goodwill”);

•

decrease of 70 due to the elimination of amortization of advisory costs not eligible for capitalization under property, plant and equipment (refer to comments reported in note (a) “Property, plant and equipment”);

•	decrease of 77 due to the employee’s leaving entitlement (refer to comments reported in note (h) “Employee’s leaving entitlement”).

(o) Finance costs

The effects of the IFRS adjustments on finance costs are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	(6,042)
IAS 19 adjustment - employees’ leaving entitlement	(247)

Balance for the year ended December 31, 2017 as per IFRS	(6,289)

As reported above, finance costs show a negative adjustment of 247 due to interest expenses arisen from the application of IAS 19 to the employee’s leaving entitlement (refer to comments reported in note (h) “Employee’s leaving entitlement”).

(p) Net exchange rate gains (losses)

The effects of the IFRS adjustments on net exchange rate gains (losses) are indicated below:

Balance for the year ended December 31, 2017 as per Italian GAAP	3,252
Functional currency adjustment	(2,219)

Balance for the year ended December 31, 2017 as per IFRS	1,033

For comments on such functional currency adjustment, refer to note (a) “Property, plant and equipment”.

(q) Income tax expense

The IFRS adjustments have determined an increase of 310 in the income tax expense (see also note (c) “Deferred tax assets and liabilities”). Further, total income taxes for the year ended December 31, 2017 are allocated as follows:

	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Current:
- Domestic	(40)	—	(40)
- Foreign	(3,777)	—	(3,777)

Total (a)	(3,817)	—	(3,817)

	Italian GAAP (a)	IFRS adjustments (b)	IFRS (a+b)

Deferred:
- Domestic	—	(310)	(310)
- Foreign	1,241	—	1,241

Total (b)	1,241	(310)	931

Total (a+b)	(2,576)	(310)	(2,886)

(r) Reclassifications

Under IFRS the Group has also reclassified certain captions and accounts of its consolidated statement of profit or loss for the year ended December 31, 2017. Such reclassifications are as follows:

•	advertising contributions to resellers of 2,119 recognized as selling expenses under Italian GAAP have been reclassified to revenue under IFRS;

•	slotting fees to retailers of 1,557 recognized as selling expenses under Italian GAAP have been reclassified to revenue under IFRS;

•	amortization of deferred income related to grants of 466 recognized as revenue under Italian GAAP has been reclassified to cost of sales under IFRS;

•	warranty costs of 7,453 included as components of selling expenses under Italian GAAP have been reclassified to cost of sales under IFRS;

•

the Italian GAAP caption “other income (expense), net” of (138) has been reclassified under IFRS to finance income for 1,252, finance costs for 6,042, net exchange rate gains for 3,252, other income for 1,650 and other expenses for 250.

(iii) Consolidated statement of comprehensive income for the year ended December 31, 2017

(s) Actuarial losses on employee’s leaving entitlement

For comments on actuarial losses reported under other comprehensive income, refer to comments reported in note (h) “Employee’s leaving entitlement”.

(t) Exchange rate differences on translation of foreign operations

The impact of the IFRS adjustments on the exchange rate differences on translation of the foreign operations is as follows:

Balance for the year ended December 31, 2017 as per Italian GAAP	(11,419)
Functional currency adjustment	3,641

Balance for the year ended December 31, 2017 as per IFRS	(7,778)

For comments on such functional currency adjustment, refer to note (a) “Property, plant and equipment”.

(iv) Consolidated statement of cash flows for the year ended December 31, 2017

(u) Explanation of material IFRS adjustments to the consolidated statement of cash flows

The consolidated statement of cash flows for the year ended December 31, 2017 reflects: (a) the IFRS adjustments with an impact on the consolidated statement of financial position’s captions and equity as at January 1, 2017 and December 31, 2017, disclosed in notes from “a” to “j”; (b) the IFRS reclassifications that affected the consolidated statement of financial position prepared in accordance with Italian GAAP as at January 1, 2017 and December 31, 2017, disclosed in note “k”.

In particular, the material IFRS adjustments to the consolidated statement of cash flows for the year ended December 31, 2017 are detailed as follows:

•

as at January 1, 2017 and December 31, 2017, bank overdrafts of 4,416 and nil, respectively, that are repayable on demand, form an integral part of the Group’s cash management and which were classified as “cash flows from financing activities” under Italian GAAP, have been reclassified to “cash and cash equivalents” under IFRS;

•

dividends distribution to “Non-controlling interests” amounting to 1,349 for the year ended December 31, 2017 included in “cash flows from investing activities” under Italian GAAP have been reclassified to “cash flows from financing activities” under IFRS;

•

interest paid amounting to 2,821 for the year ended December 31, 2017 recognised as “other disclosures on cash flows” under Italian GAAP has been recognized as “cash flows used in operating activities”;

•

income taxes paid amounting to 4,878 for the year ended December 31, 2017 recognised as “other disclosures on cash flows” under Italian GAAP have been recognised as “cash flows used in operating activities”;

•

the entire caption “deferred income taxes” amounting to 1,241 for the year ended December 31, 2017 recognised in “cash flows from operating activities” under Italian GAAP have been reclassified to “tax expense” recognized in “cash flows from operating activities” under IFRS;

•

the entire caption “salaries, wages and related liabilities” amounting to 4,578 for the year ended December 31, 2017 recognised in “cash flows from operating activities” under Italian GAAP have been reclassified to “trade and other payables” recognised in “cash flows from operating activities” under IFRS;

•

the entire caption “other liabilities, net” amounting to 3,264 for the year ended December 31, 2017 recognised in “cash flows from operating activities” under Italian GAAP have been reclassified to “provisions” recognised in “cash flows from operating activities” under IFRS.

•	amortization of intangibles assets of 1,892 recognised in the caption “Depreciation and amortization” under Italian GAAP has been reclassified to “Amortization” under IFRS;

•

the caption “Depreciation” of 10,861 under IFRS reflects the IFRS adjustment of 70 for the elimination of amortization of advisory costs not eligible for capitalization under property, plant and equipment (see note (a) “Property, plant and equipment” and note (n) “Selling expenses”);

•

the caption “Amortization” of 1,569 under IFRS reflects the IFRS adjustment for the elimination of amortization of goodwill of 323 recorded under Italian GAAP (see note (b) “Intangible assets and goodwill” and note (n) “Selling expenses”);

•	the captions “Interest expenses” of 4,639 and “Tax expense” of 2,886 have been disclosed in the cash flows from operating activities under IFRS;

•

the caption “Deferred income for capital grants” shows an increase of 603 due to the effects of the amortization of capital grants recorded under IFRS (see note (i) “Deferred income for capital grants” and note (m) “Cost of sales”);

•

the caption “Inventories” shows an increase of 1,826 due to the derecognition of sales of finished goods which had not been delivered as at January 1, 2017 and December 31, 2017 (see note (d) “Inventories” and note (m) “Cost of sales”);

•

the caption “Trade and other receivables” shows a negative adjustment of 4,663 mainly due to: (a) decrease of 3,634 for the derecognition of sales of finished goods which had not been delivered as at January 1, 2017 and December 31, 2017 (see note (e) “Trade receivables” and note (l) “Revenue”); (b) decrease of 2,763 for the reclassification of advances from suppliers from “Other receivables” under Italian GAAP to “Other assets” under IFRS (see note (k) “Reclassifications”); (c) increase of 1,159 for the reclassification of receivables from tax authorities from “Other receivables” under Italian GAAP to “Current income tax assets” under IFRS (see note (k) “Reclassifications”);

•

the caption “Other assets” shows a positive adjustment of 1,077 arising from: (a) decrease of 1,686 for deferred costs recognized under IFRS (see note (f) “Other assets”); (b) increase of 2,763 due to the reclassification of advance paid to suppliers (see note (k) “Reclassification”);

•

the caption “Contract liabilities” shows a positive adjustment of 3,235 arising from: (a) 1,393 increase in deferred income for NDS products and service type warranties (see note (j) “Contract liabilities” and note (l) “Revenue”); (b) 1,842 increase due to the reclassification of advances received from customers from “Account-payables other” under Italian GAAP to “Contract liabilities” under IFRS (see note (k) “Reclassifications”;

•

the caption “Short-term borrowings” shows an increase of 4,428 due to: (a) an increase of 4,416 for bank overdraft reclassified from “cash flows from financing activities” under Italian GAAP to “cash and cash equivalents” under IFRS (see first comment above); (b) an increase of 12 for borrowings recognised following the recognition of some trade receivables under IFRS (see note (e) “Trade receivables”).

There are no other material differences between the consolidated statement of cash flows presented in accordance with IFRS and the consolidated statement of cash flows presented in accordance with Italian GAAP.